Securities Act File No. 33-40682
Investment Company Act File No. 811-06312

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 130	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 130	☒

(Check appropriate box or boxes)

THE LAZARD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 632-6000

(Registrant’s Telephone Number, including Area Code)

30 Rockefeller Plaza, New York, New York 10112

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Mark R. Anderson, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Services)

Copy to:
Janna Manes, Esq.
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (DATE) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (DATE) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 9th day of November, 2018.

THE LAZARD FUNDS, INC.

By:	/s/ Nathan A. Paul*
Nathan A. Paul, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Nathan A. Paul*	President	November 9, 2018
Nathan A. Paul

/s/ Christopher Snively*	Chief Financial Officer	November 9, 2018
Christopher Snively

/s/ Ashish Bhutani*	Director	November 9, 2018
Ashish Bhutani

/s/ Franci J. Blassberg*	Director	November 9, 2018
Franci J. Blassberg

/s/ Kenneth S. Davidson*	Director	November 9, 2018
Kenneth S. Davidson

/s/ Nancy A. Eckl*	Director	November 9, 2018
Nancy A. Eckl

/s/ Trevor W. Morrison*	Director	November 9, 2018
Trevor W. Morrison

/s/ Richard Reiss, Jr.*	Director	November 9, 2018
Richard Reiss, Jr.

/s/ Robert M. Solmson*	Director	November 9, 2018
Robert M. Solmson

*By:	/s/ Shari L. Soloway
Attorney-in-fact, Shari L. Soloway

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase